Related Party Information - Schedule of Related Party Transactions (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013
Fiat Group [Member]
Related Party Transaction [Line Items]
Net sales	$ 247	$ 220
Cost of goods sold	120	111
Selling, general and administrative expenses	52	53
Trade receivables	35		36
Trade payables	178		178
Subsidiaries and Affiliates [Member]
Related Party Transaction [Line Items]
Net sales	208	189
Cost of goods sold	124	129
Trade receivables	97		83
Trade payables	$ 144		$ 162